Investment in Equity Securities, Summary (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Investment in Equity Securities [Abstract]
Investment in equity securities with readily determinable fair values	$ 0	$ 209,486
Investment in equity securities without readily determinable fair values	$ 5,647,853	$ 5,647,853